SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2013
SUBSEQUENT EVENTS [Text Block]

NOTE 14 - SUBSEQUENT EVENTS

1.

During December 2013, the Company entered into a $3,000,000 common stock purchase agreement with Kodiak Capital Group, LLC, a Newport Beach-based institutional investor ("Kodiak"). The Company have agreed to file a registration statement with the U.S. Securities & Exchange Commission (“SEC”) covering the shares that may be issued to Kodiak under the terms of the common stock purchase agreement. After the SEC has declared the registration statement related to the transaction effective, the Company has the right at its sole discretion over a period of one year to sell up to $3,000,000 million of common stock under the terms set forth in the agreement. Proceeds from this transaction will be used to fund research and development and working capital. In December 2013, the Company issued to Kodiak 250,000 commitment shares.

2.

On December 6, 2013, the Company entered into a convertible loan agreement with Mediapark A.G., a Marshall Islands Company ("Mediapark"), pursuant to which Mediapark purchased an 8% unsecured convertible debenture (the “Debenture”) in the aggregate principal amount of $100,000. Interest is calculated semi-annually and is payable, along with the principal on or before December 6, 2014. According to the agreement, in the event the Company completes an equity financing prior to the Maturity Date for gross proceeds of $350,000 or more comprising Common Shares and/or warrants to purchase additional Common Shares, Mediapark will convert the Companies' Indebtedness into Common Shares and/or warrants on the same terms as the New Equity Financing. See also note 4 and note 14(4).

3.

On December 23, 2013, the President and Chief Executive Officer, Sav DiPasquale, resigned. On the same date, the Company appointed the Chairperson of the Board as Interim President and Chief Executive Officer of the Company until a replacement is named. As a result of his resignation all options that were not vested are forfeited. All vested options expire 90 days after the date of cessation of employment.

4.

In December 2013, the Company entered into a private placement agreement with new investors for up to $1,000,000 in value of units (“Units”) each consisting of one Common share (“Share”) and one share purchase warrant. Each warrant provides the investors the right to purchase one common share of the Company (a “Warrant Share”) for $0.52 for a term of three years. As of February 19, $445,000 was raised in connection with this agreement.